Schedule of Investments (unaudited) April 30, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 8.9%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$795	$843,306
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	1,555	1,581,026
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,329,582
Series D, Sub Lien, 6.00%, 10/01/42	5,740	6,071,864
Series D, Sub Lien, 7.00%, 10/01/51	1,765	1,874,947
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	2,142,943
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 4.00%, 11/01/51	5,850	5,813,268
Series A, 5.25%, 01/01/54	14,000	14,897,204
Series A-1, 5.50%, 01/01/53	1,345	1,451,761
Series B, 4.00%, 12/01/51	9,000	8,902,548

		45,908,449

Arizona — 5.8%
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	905	766,204
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,073,855
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	5,710	5,490,542
Salt River Project Agricultural Improvement & Power District, RB, 4.00%, 01/01/41	2,500	2,533,425
Salt Verde Financial Corp., RB
5.00%, 12/01/32	10,030	10,650,957
5.00%, 12/01/37	7,460	7,759,183

		30,274,166

Arkansas — 1.9%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.75%, 09/01/49(b)	4,665	4,286,967
University of Arkansas, RB, Series A, 5.00%, 04/01/47	5,000	5,497,035

		9,784,002

California — 7.0%
California Community Choice Financing Authority, RB, Series B-1, 4.00%, 02/01/52(a)	250	251,764
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	1,895	2,232,556
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	743,729
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	1,200	1,162,913
Series A, 5.00%, 07/01/23(c)	2,465	2,472,730
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	290	292,159
Series A, 5.25%, 08/15/49	715	719,345
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	2,970	2,969,786
City of Los Angeles Department of Airports, ARB
Series A, AMT, 4.00%, 05/15/42	2,685	2,601,338
Series A, AMT, 5.25%, 05/15/48	3,395	3,523,745
Series B, Subordinate, 5.00%, 05/15/49	1,285	1,370,305
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	2,325	2,467,141

Security	Par (000)	Value

California (continued)
City of Los Angeles Department of Airports, Refunding ARB (continued)
Series D, AMT, Subordinate, 4.00%, 05/15/51	$1,275	$1,197,952
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	475	328,533
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 12/01/56	330	236,834
Senior Lien, 3.13%, 06/01/57	1,155	794,237
Series A, Senior Lien, 4.00%, 12/01/58	585	452,711
Riverside County Transportation Commission, RB, CAB(d)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,241,865
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,550,378
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,022,800
San Marcos Unified School District, GO, CAB(d)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,470,006
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,507,608
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	690	698,716

		36,309,151

Colorado — 2.7%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	4,065	4,011,988
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.50%, 11/15/53	3,420	3,733,440
Series D, AMT, 5.75%, 11/15/45	835	942,789
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	340	365,188
5.25%, 11/01/52	710	746,015
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	3,000	3,117,918
Series A, 4.00%, 11/15/50	1,075	1,002,140

		13,919,478

Delaware — 1.2%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	2,935	2,885,713
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	3,535	3,319,902

		6,205,615

District of Columbia — 8.2%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	23,035	23,681,777
District of Columbia, Refunding GO, Series D, 4.00%, 02/01/46	5,895	5,845,476
District of Columbia, Refunding RB
5.00%, 10/01/48	4,590	4,689,920
Series A, 6.00%, 07/01/23(c)	1,480	1,486,646
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	765	757,208
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	3,625	3,403,335
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 4.00%, 07/15/46	2,370	2,343,987

		42,208,349

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 1.2%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	$425	$419,151
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	940	999,608
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	203,271
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	3,015	2,783,759
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	3,158	2,001,047

		6,406,836

Georgia — 5.1%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	2,290	2,092,018
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,050	965,849
Georgia Ports Authority, ARB, 4.00%, 07/01/52	1,380	1,326,490
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	990	1,046,077
Series A, 5.00%, 05/15/36	990	1,031,993
Series A, 5.00%, 05/15/37	1,085	1,115,230
Series A, 5.00%, 05/15/38	600	613,045
Series A, 5.00%, 05/15/49	1,990	1,958,948
Series A, 5.00%, 06/01/53(a)	4,275	4,502,819
Series B, 5.00%, 12/01/52	8,580	8,987,490
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	2,190	1,930,154
Municipal Electric Authority of Georgia, Refunding RB, 4.00%, 01/01/51	955	827,784

		26,397,897

Illinois — 11.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	1,065	1,053,263
Series C, 5.25%, 12/01/35	2,905	2,934,881
Series D, 5.00%, 12/01/46	3,805	3,760,951
Series H, 5.00%, 12/01/36	920	930,055
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,280	1,302,812
Series D, 5.00%, 12/01/25	1,650	1,679,408
Series G, 5.00%, 12/01/34	915	936,698
Chicago O’Hare International Airport, Refunding ARB, Series B, Senior Lien, 5.00%, 01/01/53	2,905	3,020,660
Cook County Community College District No. 508, GO, 5.50%, 12/01/38	1,525	1,529,307
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	475	460,177
Series A, 5.00%, 02/15/50	265	252,742
Illinois Finance Authority, Refunding RB
Series A, 5.25%, 05/15/48	3,330	3,732,677
Series C, 4.00%, 02/15/27(c)	125	130,989
Series C, 4.00%, 02/15/41	2,675	2,638,398
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	3,035	2,917,709
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,760	1,765,385
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(d)	10,455	3,863,844
State of Illinois, GO
5.00%, 02/01/39	2,990	3,000,671

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO (continued)
Series A, 5.00%, 04/01/38	$9,030	$9,067,285
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/30	10,400	11,289,096
Series B, 5.00%, 10/01/28	1,965	2,133,760
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	1,928,443

		60,329,211

Indiana — 2.8%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,550,219
AMT, 7.00%, 01/01/44	3,680	3,733,051
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	3,785	3,793,378
Series A, AMT, 5.25%, 07/01/23	790	792,311
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,492,017
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/44	2,010	2,132,316

		14,493,292

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	505	473,815

Kentucky — 0.5%
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 0.00%, 07/01/43	2,325	2,651,532

Louisiana — 0.3%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	730	665,853
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	805	809,013

		1,474,866

Maryland — 1.3%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,195	1,145,460
Washington Suburban Sanitary Commission, RB, (GTD), 4.00%, 06/01/46	5,740	5,748,065

		6,893,525

Massachusetts — 5.8%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.00%, 06/01/49	1,590	1,706,312
Series A, 4.00%, 06/01/45	4,150	4,078,728
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	2,620	2,903,405
Series C, 5.00%, 10/01/52	2,715	2,976,637
Massachusetts Development Finance Agency, RB, 5.00%, 12/01/46	6,750	6,906,033
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	9,085	9,335,146
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	2,245	2,358,604

		30,264,865

Michigan — 4.4%
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,075	1,149,548

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Great Lakes Water Authority Sewage Disposal System Revenue, RB (continued)
Series B, 2nd Lien, 5.50%, 07/01/52	$2,530	$2,729,620
Series A, Senior Lien, 5.25%, 07/01/52	2,530	2,752,713
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	2,530	2,747,284
Series B, Senior Lien, 5.50%, 07/01/52	2,530	2,755,759
Michigan Finance Authority, RB
4.00%, 02/15/50	4,530	4,217,462
4.00%, 02/15/44	1,640	1,583,628
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	2,960	2,740,454
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,148,455

		22,824,923

Minnesota — 1.2%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,030	1,958,211
Series A, 5.25%, 02/15/53	1,120	1,157,437
Series A, 5.25%, 02/15/58	2,940	3,030,617

		6,146,265

Missouri — 0.6%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	480	480,000
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	2,560	2,622,108

		3,102,108

Nebraska — 2.4%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	4,110	4,288,616
Omaha Public Power District, RB, Series A, (AGM-CR), 4.00%, 02/01/51	8,425	8,021,788

		12,310,404

New Hampshire(b) — 0.8%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,055	2,570,257
Series C, AMT, 4.88%, 11/01/42	1,585	1,377,243

		3,947,500

New Jersey — 13.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,280	3,325,894
5.25%, 11/01/44	2,980	3,003,721
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	37,793
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,058,714
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,739,630
Series EEE, 5.00%, 06/15/48	11,690	12,218,809
AMT, 5.38%, 01/01/43	2,285	2,290,137
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	2,905	2,740,525
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	6,690	7,019,285

Security	Par (000)	Value

New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	$2,455	$2,441,709
Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,567,082
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.00%, 06/15/44	2,445	2,450,103
Series AA, 4.00%, 06/15/50	3,170	2,913,464
Series S, 5.00%, 06/15/46	2,800	2,936,914
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	5,095	5,204,308
South Jersey Port Corp., ARB, Series A, 5.00%, 01/01/49	2,000	2,042,738
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,070	1,114,744
Sub-Series B, 5.00%, 06/01/46	10,125	10,044,972

		68,150,542

New York — 20.5%
City of New York, GO
Series A-1, 4.00%, 09/01/46	1,565	1,521,482
Series C, 5.00%, 08/01/43	2,255	2,457,531
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,640	4,716,045
Series B, 5.25%, 11/15/39	1,650	1,676,999
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	3,249,050
Series C-1, 5.00%, 11/15/50	1,040	1,066,691
Series C-1, 5.25%, 11/15/55	1,545	1,610,097
New York City Municipal Water Finance Authority, RB, Series CC-1, Subordinate, 5.00%, 06/15/51	4,350	4,718,689
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	1,485	1,475,774
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	825	826,242
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,300	3,300,488
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/45	9,395	8,857,127
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(b)	1,655	1,656,451
Series 1, 5.00%, 11/15/44(b)	7,830	7,554,266
Series A, 3.00%, 11/15/51	3,570	2,586,383
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	2,655	2,512,373
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	1,475	1,446,951
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	2,190	2,140,471
Series A, 4.00%, 03/15/47	7,555	7,329,408
Series A, 4.00%, 03/15/48	1,340	1,294,061
Series D, 5.00%, 02/15/48	6,590	7,044,315
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	13,155	12,720,490
Series A, 4.00%, 03/15/49	1,790	1,737,420
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	2,075	1,990,498
Series E, 4.00%, 03/15/46	5,865	5,688,176
New York Transportation Development Corp., ARB, Series A, AMT, 5.00%, 07/01/46	1,165	1,152,858

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	$2,125	$2,230,787
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	5,065	5,235,032
Series 189, 5.00%, 05/01/45	1,150	1,180,011
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	1,725	1,850,100
Series A, 5.00%, 11/15/54	1,665	1,774,064
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,546	1,536,192

		106,136,522

Ohio — 4.4%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	1,685	1,489,478
Series B-2, Class 2, 5.00%, 06/01/55	7,000	6,522,733
County of Franklin Ohio, RB
5.00%, 05/15/40	900	920,591
Series A, 4.00%, 12/01/44	1,015	966,687
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	1,080	1,202,594
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,200	1,118,462
Series A, 3.75%, 08/15/50	2,110	1,866,867
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	680	626,064
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,585	1,586,075
Worthington City School District, GO, Series C, 5.00%, 12/01/48	5,810	6,394,143

		22,693,694

Oklahoma — 1.2%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	2,350	2,185,578
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,065	3,981,411

		6,166,989

Oregon — 2.7%
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	12,705	14,025,964

Pennsylvania — 4.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,210	1,102,158
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,025	924,016
Series A, 5.00%, 09/01/48	715	732,055
Series A, 4.00%, 09/01/49	1,135	1,031,214
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,664,359
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 2022, 4.25%, 10/01/52	2,235	2,279,671
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	2,195	2,055,675
Pennsylvania Turnpike Commission, RB Series A, 5.00%, 12/01/44	2,155	2,190,245

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB (continued)
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	$1,485	$1,440,631
Pennsylvania Turnpike Commission, Refunding RB
Series A-1, 5.00%, 12/01/45	3,000	3,060,372
Series C, 4.00%, 12/01/51	4,320	4,101,896

		20,582,292

Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.63%, 07/01/29	2,810	2,980,979
Series A1, Restructured, 5.75%, 07/01/31	2,536	2,732,674
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	4,044	3,796,673
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	10,165	2,763,996
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	10,387	9,988,794
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,079,665
Series A-2, Restructured, 4.33%, 07/01/40	1,950	1,811,335

		27,154,116

Rhode Island — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/35	1,450	1,465,849

South Carolina — 4.3%
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	3,690	3,600,554
Series A, 5.00%, 05/01/48	2,440	2,477,005
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	1,275	1,163,700
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	12,065	12,174,237
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/50	2,805	2,820,672

		22,236,168

Tennessee — 2.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	2,545	2,650,075
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	1,350	1,381,446
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,517,084

		11,548,605

Texas — 13.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	845	896,952
7.88%, 11/01/62	720	740,467
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	3,630	3,766,818
County of Bexar Texas, Refunding GO, 4.00%, 06/15/40	12,075	12,073,092

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	$470	$437,220
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	590	580,650
Harris County Cultural Education Facilities Finance Corp., Refunding RB
4.00%, 10/01/41	2,000	1,993,360
4.00%, 10/01/47	360	344,316
Harris County-Houston Sports Authority, Refunding RB(d)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(c)	6,000	2,660,184
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,372,680
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,596,260
Series A, Senior Lien, (AGM NPFGC), 0.00%, 11/15/38	12,580	5,382,403
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	15,200	6,893,252
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,500	5,349,421
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	1,220	1,111,211
Series A, 5.00%, 07/01/53	1,500	1,561,326
Series B, 5.00%, 07/01/48	9,025	9,292,546
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,310	2,311,959
Texas Water Development Board, RB
4.00%, 10/15/45	2,615	2,595,249
4.00%, 04/15/51	1,015	995,231
4.80%, 10/15/52	2,000	2,132,278

		68,086,875

Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	1,735	1,770,722

Virginia — 2.3%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,465	1,356,624
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	5,305	5,099,659
Series A, Senior Lien, 4.00%, 07/01/50	1,075	1,023,175
Series A, Senior Lien, 4.00%, 07/01/55	4,750	4,558,575

		12,038,033

Washington — 1.9%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,980	3,065,839
Series C, AMT, 5.00%, 04/01/40	1,475	1,494,027
Washington Health Care Facilities Authority, RB
Series A, 5.00%, 08/15/40	2,000	2,026,874
Series A, 5.00%, 08/15/45	3,000	3,029,466

		9,616,206

Security	Par (000)	Value

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	$5,000	$5,152,250

Total Municipal Bonds — 150.5% (Cost: $774,844,687)		779,151,076

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,580	5,307,043

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.0% (Cost: $5,656,668)		5,307,043

Total Long-Term Investments — 151.5% (Cost: $780,501,355)		784,458,119

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(h)(i)	2,983,241	2,982,942

Total Short-Term Securities — 0.6% (Cost: $2,982,660)		2,982,942

Total Investments — 152.1% (Cost: $783,484,015)		787,441,061

Other Assets Less Liabilities — 0.7%		3,842,387

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%		(2,824,372)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (52.3)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$517,659,076

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$6,373,192	$—	$(3,395,467	)(a)	$5,572	$(355)	$2,982,942	2,983,241	$181,158	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	108	06/21/23	$12,469	$26,330
U.S. Long Bond	165	06/21/23	21,759	(42,014)
5-Year U.S. Treasury Note	103	06/30/23	11,325	17,060

				$1,376

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$779,151,076	$—	$779,151,076
Municipal Bonds Transferred to Tender Option Bond Trusts	—	5,307,043	—	5,307,043
Short-Term Securities
Money Market Funds	2,982,942	—	—	2,982,942

	$2,982,942	$784,458,119	$—	$787,441,061

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock Municipal Income Trust (BFK)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments
Assets
Interest Rate Contracts	$43,390	$—	$—	$43,390
Liabilities
Interest Rate Contracts	(42,014)	—	—	(42,014)

	$1,376	$—	$—	$1,376

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(2,790,000)	$—	$(2,790,000)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(273,590,000)	$—	$(273,590,000)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

CR	Custodian Receipt

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

7